Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Modifications of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Modifications [Line Items]
Amortized cost basis			¥ 16,678
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis			6,171
Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis			4
Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis			1,312
Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis			¥ 4,855
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2	¥ 1,266
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2	¥ 1,266
% of total class of financing receivable	0.00%	0.10%
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 5
% of total class of financing receivable		0.00%
Interest rate reduction | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1,176
% of total class of financing receivable		1.60%
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2	¥ 85
% of total class of financing receivable	0.00%	0.20%
Interest rate reduction | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 12,301	¥ 10,106
% of total class of financing receivable	0.20%	0.20%
Term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 50	¥ 4,652
% of total class of financing receivable	0.00%	0.20%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1
% of total class of financing receivable		0.00%
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 6
% of total class of financing receivable		0.00%
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 50	¥ 4,645
% of total class of financing receivable	0.10%	9.20%
Term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 11,318	¥ 4,499
% of total class of financing receivable	0.70%	0.30%
Term extension | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,141	¥ 1,277
% of total class of financing receivable	0.60%	0.70%
Term extension | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,141	¥ 1,277
% of total class of financing receivable	2.50%	2.50%
Term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 9,177	¥ 3,222
% of total class of financing receivable	0.70%	0.30%
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,272	¥ 69
% of total class of financing receivable	0.30%	0.00%
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 623	¥ 711
% of total class of financing receivable	0.20%	0.40%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 7,282	¥ 2,442
% of total class of financing receivable	1.30%	0.30%
Term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 933	¥ 955
% of total class of financing receivable	0.70%	0.40%
Principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 16	¥ 974
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 42
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1
% of total class of financing receivable		0.00%
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 40
% of total class of financing receivable		0.10%
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 1
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 16	¥ 932
% of total class of financing receivable	0.00%	0.10%
Principal forgiveness | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 16	¥ 932
% of total class of financing receivable	0.00%	0.10%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 16	¥ 932
% of total class of financing receivable	0.00%	0.10%
Principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 14,545	¥ 539
% of total class of financing receivable	0.30%	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 138	¥ 93
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 138	¥ 93
% of total class of financing receivable	0.30%	0.20%
Combination - interest rate reduction and term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 14,407	¥ 446
% of total class of financing receivable	0.80%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 14,407	¥ 446
% of total class of financing receivable	1.10%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,701
% of total class of financing receivable	1.30%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 12,706	¥ 446
% of total class of financing receivable	2.20%	0.10%
Combination - interest rate reduction and term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 546
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 546
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 2
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 525
% of total class of financing receivable		0.70%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 19
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 3,977
% of total class of financing receivable		0.10%
Combination - term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 365
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 365
% of total class of financing receivable		0.70%
Combination - term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 220
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 220
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 220
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 3,392
% of total class of financing receivable		1.30%
Combination - interest rate reduction, term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 327
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 327
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 327
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 327
% of total class of financing receivable		0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%